SHARE-BASED AND OTHER COMPENSATION PROGRAMS - Performance Units (Details) - USD ($) $ in Millions							12 Months Ended
	Jun. 06, 2016	Mar. 22, 2016	Jun. 19, 2015	Apr. 02, 2015	Apr. 03, 2014	Mar. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense							$ 187	$ 211	$ 192
Performance Unit Plan 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	1,900,000
Share based compensation expense							$ 10
Performance Unit Plan 2016 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of performance units at stake percentage							0.00%
Performance Unit Plan 2016 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of performance units at stake percentage							130.00%
Performance Unit Plan 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)			1,700,000
Share based compensation expense							$ 4	8
Performance Unit Plan 2015 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of performance units at stake percentage			0.00%
Performance Unit Plan 2015 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of performance units at stake percentage			130.00%
Performance Unit Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)						1,500,000
Performance Unit Plan 2014 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of performance units at stake percentage						0.00%
Performance Unit Plan 2014 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of performance units at stake percentage						130.00%
Performance Unit Plan 2014 | Parent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense							4	4	9
Performance Unit Plan 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity settlement of vested units with ordinary shares number (in shares)		2,300,000
Equity settlement of vested units with ordinary shares, value		$ 55
Performance Unit Plan 2012 | Parent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash settlement of vested units				$ 53
Vested (in shares)				2,300,000.0
Performance Unit Plan 2011 | Parent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash settlement of vested units					$ 26
Equity settlement of vested units with ordinary shares number (in shares)					1,000,000.0
Performance Unit Plans Combined
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense							$ 17	$ 18	$ 10
Unvested restricted shares and holding units							2,000,000